Contingencies and Commitments (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($)	May 30, 2021 CLP ($)	May 30, 2021 UYU ($)	Dec. 31, 2020 CLP ($)	Mar. 17, 2020 CLP ($)	Feb. 18, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Jul. 14, 2017 ARS ($)
Statement [Line Items]
Capital commitments	$ 171,853,982			$ 122,786,729			$ 140,487,849
Explanation about the presentation of significant legal proceedings	all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 and US$ 15,000
Legal proceedings provision	$ 576,587			$ 538,388
Notional amount					$ 3,000,000	$ 2,000,000		$ 91,660
Uruguayan Subsidiary Milotur S.A [Member]
Statement [Line Items]
Capital commitments		$ 1,000,000	$ 30,000,000
Banco del Estado de Chile [Member]
Statement [Line Items]
Minimum percentage holding in subsidiary	50.10%
Notional amount	$ 16,000,000
Software [member]
Statement [Line Items]
Capital commitments	$ 75,498,297